SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2021 and 2020:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2021	2020	2021	2020
Core Office	$539	$494	$131	$115
Core Retail	372	370	103	147
LP Investments	747	571	40	(11)
Corporate	2	2	(130)	(81)
Total	$1,660	$1,437	$144	$170

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2021	2020	2021	2020
Core Office	$1,069	$1,024	$254	$236
Core Retail	736	814	198	335
LP Investments	1,302	1,495	34	38
Corporate	3	4	(255)	(165)
Total	$3,110	$3,337	$231	$444

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2021 and 2020:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2021
Core Office	$356	$118	$2	$63	$539
Core Retail	271	67	—	34	372
LP Investments	415	57	194	81	747
Corporate	—	—	—	2	2
Total	$1,042	$242	$196	$180	$1,660

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2020
Core Office	$347	$105	$(2)	$44	$494
Core Retail	273	73	—	24	370
LP Investments	436	67	52	16	571
Corporate	—	—	—	2	2
Total	$1,056	$245	$50	$86	$1,437

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2021
Core Office	$733	$226	$3	$107	$1,069
Core Retail	538	132	—	66	736
LP Investments	820	120	252	110	1,302
Corporate	—	—	—	3	3
Total	$2,091	$478	$255	$286	$3,110

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2020
Core Office	$715	$221	$5	$83	$1,024
Core Retail	569	148	—	97	814
LP Investments	914	138	411	32	1,495
Corporate	—	—	—	4	4
Total	$2,198	$507	$416	$216	$3,337

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2021 and December 31, 2020:

	Total assets		Total liabilities
(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Core Office	$38,147	$36,547	$17,918	$17,439
Core Retail	31,028	31,466	16,768	17,429
LP Investments	41,782	39,609	27,295	25,076
Corporate	347	329	7,094	6,484
Total	$111,304	$107,951	$69,075	$66,428

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2021 and 2020:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
FFO(1)	$144	$170	$231	$444
Depreciation and amortization of real estate assets	(46)	(66)	(91)	(135)
Fair value gains, net	498	(803)	1,138	(1,113)
Share of equity accounted income - non-FFO	105	(908)	181	(1,158)
Income tax expense	(87)	48	(192)	(113)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(295)	306	(682)	336
Net income (loss) attributable to unitholders(2)	319	(1,253)	585	(1,739)
Non-controlling interests of others in operating subsidiaries and properties	367	(259)	832	(146)
Net income (loss)	$686	$(1,512)	$1,417	$(1,885)
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.